Risk management and financial instruments (Details) - USD ($) $ in Millions	Aug. 08, 2023	Jul. 27, 2023	Feb. 23, 2022	Jun. 30, 2023
Second lien facility | Secured debt:
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)			12.50%
Second lien facility | Secured debt: | Subsequent event
Debt Instrument [Line Items]
Debt instrument, face amount	$ 75
Basis spread on variable rate (as a percent)	8.375%
Second lien facility | Secured debt: | Subsequent event | Seadrill Finance
Debt Instrument [Line Items]
Debt instrument, face amount		$ 500
Basis spread on variable rate (as a percent)		8.375%
Interest rate cap | Not hedged
Debt Instrument [Line Items]
Derivative, Cap Interest Rate				2.877%